STOCK-BASED COMPENSATION - SCHEDULE OF OPTION ACTIVITY UNDER 2021 PLAN AND 2018 PLAN (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
STOCK-BASED COMPENSATION
Options Outstanding, beginning balance	5,230,344	4,110,219
Weighted-Average Exercise Price Outstanding, beginning balance	$ 13.66	$ 9.23
Weighted- Average Remaining Contractual Term, Outstanding	4 years 11 months 23 days	8 years 1 month 28 days	8 years 5 months 15 days
Aggregate Intrinsic Value Outstanding, beginning balance	$ 49,728	$ 82,490
Options Granted	1,489,191	1,546,001
Weighted-Average Exercise Price, Granted	$ 19.70	$ 22.85
Options Exercised	(265,482)	(338,987)
Weighted-Average Exercise Price, Exercised	$ 4.67	$ 2.91
Options, Cancelled/Forfeited	(2,739,949)	(86,889)
Weighted-Average Exercise Price, Cancelled/Forfeited	$ 18.84	$ 9.62
Options Outstanding, ending balance	3,714,104	5,230,344	4,110,219
Weighted-Average Exercise Price Outstanding, ending balance	$ 12.91	$ 13.66	$ 9.23
Aggregate Intrinsic Value Outstanding, ending balance	$ 12	$ 49,728	$ 82,490
Options, Vested and exercisable	2,791,181	2,157,378
Weighted-Average Exercise Price, Vested and exercisable	$ 12.06	$ 11.24
Weighted- Average Remaining Contractual Term, Vested and exercisable	3 years 11 months 12 days	7 years 9 months 21 days
Aggregate Intrinsic Value, Vested and exercisable	$ 12	$ 25,152
Options, Vested and expected to vest		5,230,344
Weighted-Average Exercise Price, Vested and expected to vest		$ 13.66
Weighted- Average Remaining Contractual Term, Vested and expected to vest		8 years 1 month 28 days
Aggregate Intrinsic Value, Vested and expected to vest		$ 49,728